PRINCIPAL ACCOUNTING POLICIES (Details)	1 Months Ended	12 Months Ended
	Sep. 20, 2013 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)		Dec. 31, 2013 CNY (¥)	Dec. 31, 2012 CNY (¥)	Dec. 31, 2015 CNY (¥)
Foreign currency translation
Cash, cash equivalents, and restricted cash				¥ 1,264,400,000				¥ 3,252,700,000
Debt Instrument [Line Items]
Due to related parties	€ 2,948,489			1,356,140,000	[1]			2,156,500,000	[1]
Provision for other receivables		$ 3,384,445	¥ 21,923,756
Short-term and long-term advances to suppliers
Provision for advance to suppliers				2,694,857			¥ 223,043,440
Interest Capitalization
Interest capitalized			¥ 74,278,294	4,103,426		¥ 7,086,641
Interest expense capitalization related to prior years		$ 3,707,772	¥ 24,021,913
Project assets
Project assets, useful life		20 years	20 years
Revenue recognition
Retainage				194,243,162				¥ 156,158,834
Return percentage, minimum		5.00%	5.00%
Retain percentage, maximum		10.00%	10.00%
VAT rate		17.00%						17.00%
Cost of revenue
Cost of electricity sales			¥ 294,398,091	101,118,580		12,919,745
Warranty cost
Product defect, minimum warranty		5 years	5 years
Product defect, maximum warranty		10 years	10 years
Product decline, minimum warranty		10 years	10 years
Product decline, maximum warranty		25 years	25 years
Product decline, minimum percentage		10.00%	10.00%
Product decline, maximum percentage		20.00%	20.00%
Provision for warranty cost				287,087,880		195,235,102		¥ 418,147,622
Warranty cost expenses			¥ 149,304,487	92,255,203		67,516,104
Utilization of warranty accruals			18,244,745	402,425		2,798,643
Shipping and handling
Shipping and handling costs			¥ 542,857,593	353,352,484		212,342,881
Long-term payables
Payment term, minimum		2 years	2 years
Payment term, maximum		3 years	3 years
Interest of long-term payable			¥ 7,785,952	3,102,066		506,109
Government grants
Subsidy income		$ 15,989,691	103,578,019	49,785,321		7,583,102
Government grants related to assets			¥ 5,169,068	¥ 92,440,000		¥ 63,331,500
Appropriation to statutory reserves
Convenience translation
Exchange rate		6.4778						6.4778
Recent accounting pronouncements
Current deferred tax assets		$ 12,211,023		¥ 77,562,041				¥ 79,100,567
Current deferred tax liabilities		$ 1,430,486		6,187,087				¥ 9,266,399
Bond [Member]
Debt Instrument [Line Items]
Debt maturity date		Dec. 31, 2015	Dec. 31, 2015
Convertible debt, conversion rate	0.01
Stated interest rate	5.00%
Minimum [Member] | Solar Projects [Member]
Finite-Lived Intangible Assets [Line Items]
Lease term		20 years	20 years
Maximum [Member] | Solar Projects [Member]
Finite-Lived Intangible Assets [Line Items]
Lease term		50 years	50 years
Statutory reserves [Member]
Appropriation to statutory reserves			¥ 99,858,201	¥ 66,975,887		¥ 5,887,925
Building [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful life		20 years	20 years
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful life		10 years	10 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful life		3 years	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful life		5 years	5 years
Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful life		4 years	4 years
Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful life		5 years	5 years
Land use rights [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset, useful life, minimum		50 years	50 years
Intangible asset, useful life, maximum		70 years	70 years
Land use rights [Member] | Manufacturing [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset, useful life, minimum		50 years	50 years
Intangible asset, useful life, maximum		70 years	70 years
Purchased software and trademark registration fees [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset, useful life, minimum		5 years	5 years
Intangible asset, useful life, maximum		10 years	10 years

[1]	In connection with the issuance of preferred shares by JinkoSolar Power in July 2014, China Development Bank, through its subsidiary, holds 21% equity interests of JinkoSolar Power on an as-if-converted basis. The above borrowings represent borrowings from subsidiaries of China Development Bank.